LEGAL SETTLEMENTS AND LOSS CONTINGENCIES	9 Months Ended
Sep. 30, 2017
Legal [Abstract]
Legal settlements and loss contingencies [TextBlock]

NOTE 15 – Legal settlements and loss contingencies:

Legal settlements and loss contingencies for the nine months ended September 30, 2017 amounted to $324 million, compared to $674 million for the nine months ended September 30, 2016. As of September 30, 2017 and December 31, 2016, an accrued amount for legal settlements and loss contingencies of $1.1 billion and $1.5 billion, respectively, was recorded in accrued expenses.